united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	333-252816 and 811-23637

DGI Investment Trust

(Exact name of registrant as specified in charter)

c/o Oriental Trust, 254 Munoz Rivera Ave., 10th Floor, San Juan Puerto Rico	00918
(Address of principal executive offices)	(Zip code)

Maggie Bull, Ultimus Fund Solutions LLC

2 Easton Oval, Suite 300, Columbus OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-869-4262

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

DGI Balanced Fund Class A

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$78	1.50%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class A returned 6.87%, compared with 7.02% for its blended benchmark, and gained 12.24% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, on December 6, 2023, the Fund has returned 11.58%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class A	6.87%	12.24%	11.58%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGIAX

DGI Balanced Fund Class C

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$117	2.25%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class C returned 6.52%, compared with 7.02% for its blended benchmark, and gained 11.42% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on December 6, 2023, the Fund has returned 10.78%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class C	6.52%	11.42%	10.78%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGICX

DGI Balanced Fund Class I

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$65	1.25%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class I returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on December 6, 2023, the Fund has returned 11.88%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (12/06/2023)
DGI Balanced Fund - Class I	7.07%	12.53%	11.88%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	14.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	5.23%
S&P 500 Index	11.00%	17.88%	23.47%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGIIX

DGI Balanced Fund Class NT

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class NT	$65	1.25%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class NT returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class NT	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGINX

DGI Balanced Fund Class P

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class P	$65	1.25%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class P returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception, May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class P	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGIBX

DGI Balanced Fund Class T

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about DGI Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf. You can also request this information by contacting us at 787-474-1993.

What were the Fund's costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class T	$65	1.25%
How did the Fund perform during the reporting period?

During the six-month period, the DGI Balanced Fund Class T returned 7.07%, compared with 7.02% for its blended benchmark, and gained 12.53% over the one-year period versus 12.64% modestly trailing the blended benchmark. Since inception on May 23, 2021, the Fund has returned 3.71%, reflecting its more conservative risk profile relative to broader equity and blended benchmarks. The Adviser continued to reduce exposure to Puerto Rico-domiciled companies while further diversifying the fixed-income sleeve with high-quality U.S. government securities. The Fund remains positioned within a disciplined, balanced framework designed to support steady long-term results by combining equity growth potential with the stability and risk-management characteristics of high-quality fixed income.

How has the Fund performed since inception?

The Fund's past performance is not a good predictor of how the Fund will perform in the future.

Fund Statistics
Net Assets ($)	$307,981,812
Number of Portfolio Holdings	135
Portfolio Turnover Rate (%)	0.0%
Total Advisory Fees Paid ($)	$1,438,971

Average Annual Total Returns
	Six Months	One Year	Since Inception (05/23/2021)
DGI Balanced Fund - Class T	7.07%	12.53%	3.71%
DGI Blend-50% S&P/50% BB Agg Bond	7.02%	12.64%	6.65%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.18%
S&P 500 Index	11.00%	17.88%	13.09%

What did the Fund invest in?
Sector Weighting (% of net assets)
Top Ten Holdings
(% of net assets)
Holding Name	% of Net Assets
SPDR S&P 500 ETF	24.4%
iShares Russell 2000 ETF	14.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	10.0%
iShares MSCI EAFE ETF	4.4%
Vanguard FTSE Europe ETF	4.2%
Vanguard FTSE Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ETF	2.8%
Government National Mortgage Association	2.1%
United States Treasury Bill	1.6%
U.S. Treasury Bill	1.3%
Asset Weighting
(% of total investments)

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website
(https://funddocs.filepoint.com/dgi_balanced/?file=DGI-Balanced-Summary.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-DGITX

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DGI Balanced Fund

Semi-Annual Financial Statements

& Additional Information

December 31, 2025

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 0.8%
	BANKING - 0.8%
18,500	Popular, Inc. (Cost $1,446,513)	$2,303,620

	EXCHANGE-TRADED FUNDS — 54.2%
	EQUITY - 54.2%
139,300	iShares MSCI EAFE ETF	13,376,979
160,000	iShares MSCI Emerging Markets ETF	8,753,600
48,000	iShares MSCI India ETF	2,594,400
175,300	iShares Russell 2000 ETF	43,151,848
110,300	State Street SPDR S&P 500 ETF	75,215,776
201,000	Vanguard FTSE Emerging Markets ETF	10,805,760
156,000	Vanguard FTSE Europe ETF	13,043,160
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,107,588)	166,941,523

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(d)
654,675	Federal National Mortgage Association Series 2011-M1 X (Cost $39,101)(a),(b)	SOFR30A + 5.886%	2.0110	07/25/38	67,413

	U.S. GOVERNMENT & AGENCIES — 30.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.1%(c)
6,263	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	6,307
169,092	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	167,362
26,922	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	27,968
127,577	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	129,241
78,736	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	82,652
					413,530
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.9%(c)
826	Federal National Mortgage Association Series 426651		6.5000	03/01/26	857
21,132	Federal National Mortgage Association Series AE1268		3.5000	10/01/26	21,035
2,589	Federal National Mortgage Association Series 367023		7.5000	11/01/26	2,592
52,987	Federal National Mortgage Association Series AE1285		3.5000	12/01/26	52,707
4,324	Federal National Mortgage Association Series 367025		8.0000	12/01/26	4,350
110,717	Federal National Mortgage Association Series AJ1905		3.0000	02/01/27	109,612
5,412	Federal National Mortgage Association Series 426649		7.0000	02/01/27	5,684
62,063	Federal National Mortgage Association Series AI9096		3.5000	03/01/27	61,615
3,201	Federal National Mortgage Association Series 374925		7.5000	03/01/27	3,222

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.9%(c) (Continued)
100,201	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	$99,403
76,347	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	75,520
1,803	Federal National Mortgage Association Series 426647	7.5000	06/01/27	1,812
203,137	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	201,798
45,064	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	44,383
406,197	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	400,162
273,624	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	269,751
234,069	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	229,400
399,581	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	392,016
29,497	Federal National Mortgage Association Series 488061	7.0000	04/01/29	30,984
290,693	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	286,358
582,590	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	573,519
666,383	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	655,743
544,896	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	536,416
458,852	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	449,583
56,330	Federal National Mortgage Association Series 504137	7.5000	07/01/29	56,998
24,944	Federal National Mortgage Association Series 504148	7.5000	08/01/29	25,054
335,506	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	328,851
22,374	Federal National Mortgage Association Series 523120	7.0000	01/01/30	23,502
436,523	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	428,596
6,753	Federal National Mortgage Association Series 523123	7.5000	02/01/30	6,807
437,951	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	427,797
110,135	Federal National Mortgage Association Series 573448	6.5000	04/01/31	114,326
516,884	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	504,342
315,230	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	308,710
502,208	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	489,662
450,448	Federal National Mortgage Association Series 695394	5.0000	06/01/33	453,107
159,613	Federal National Mortgage Association Series 850040	6.5000	06/01/36	170,485
79,241	Federal National Mortgage Association Series 931180	5.5000	04/01/39	82,249
410,724	Federal National Mortgage Association Series 953131	4.5000	09/01/39	414,168
2,109,793	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,067,009
1,251,408	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,214,282
1,083,852	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,052,145
518,129	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	470,905

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 5.9%(c) (Continued)
673,658	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	$616,290
3,615,505	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,282,581
1,352,336	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,228,510
				18,274,898
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7%
4,090	Government National Mortgage Association Series 5127	4.0000	07/20/26	4,080
64,118	Government National Mortgage Association Series 711631	3.5000	02/15/27	63,828
16,444	Government National Mortgage Association Series 5310	3.5000	02/20/27	16,363
82,303	Government National Mortgage Association Series 705941	3.0000	04/15/27	81,736
47,164	Government National Mortgage Association Series 711651	3.5000	05/15/27	46,936
199,915	Government National Mortgage Association Series 740018	3.5000	07/15/27	198,893
244,406	Government National Mortgage Association Series 744440	3.5000	10/15/27	243,073
136,354	Government National Mortgage Association Series 722012	3.0000	09/15/28	134,730
144,205	Government National Mortgage Association Series 722033	3.0000	06/15/29	142,136
23,192	Government National Mortgage Association Series 626932	3.0000	04/15/30	22,590
64,402	Government National Mortgage Association Series 548539	6.0000	10/15/31	65,035
251,286	Government National Mortgage Association Series 635142	3.0000	11/20/31	243,339
42,867	Government National Mortgage Association Series 636427	6.0000	11/15/34	44,701
145,329	Government National Mortgage Association Series 592885	6.0000	05/15/36	153,173
1,293,595	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,392,487
963,811	Government National Mortgage Association Series 722002	3.5000	03/15/38	907,533
528,127	Government National Mortgage Association Series 767055	3.0000	05/15/38	489,619
391,696	Government National Mortgage Association Series 767066	3.0000	06/15/38	363,474
1,705,063	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,600,702
603,122	Government National Mortgage Association Series 678638	4.5000	08/15/39	613,873
383,052	Government National Mortgage Association Series 678639	5.0000	08/15/39	399,698
110,851	Government National Mortgage Association Series 719894	4.5000	09/15/39	112,828
1,372,756	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,397,233
764,230	Government National Mortgage Association Series 678642	5.0000	09/15/39	798,452
475,067	Government National Mortgage Association Series 678645	4.5000	10/15/39	483,538
393,509	Government National Mortgage Association Series 678646	5.0000	10/15/39	410,610
374,820	Government National Mortgage Association Series 678643	5.5000	11/15/39	395,189
240,520	Government National Mortgage Association Series 678660	5.0000	03/15/40	250,761
281,707	Government National Mortgage Association Series 722009	3.5000	07/15/40	264,263

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7% (Continued)
1,455,308	Government National Mortgage Association Series 705892	4.0000	11/15/40	$1,425,907
250,663	Government National Mortgage Association Series 705894	4.5000	11/15/40	254,838
360,054	Government National Mortgage Association Series 705937	4.0000	01/15/42	352,450
1,628,747	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,522,852
35,730	Government National Mortgage Association Series 5302	3.5000	02/20/42	32,363
1,659,623	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,547,108
1,426,877	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,314,740
1,538,244	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,417,354
1,250,814	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,169,489
751,270	Government National Mortgage Association Series 722008	3.0000	08/15/43	686,649
915,286	Government National Mortgage Association Series 722010	3.5000	08/15/43	855,767
583,914	Government National Mortgage Association Series 722011	4.0000	08/15/43	571,567
1,730,030	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,617,545
576,885	Government National Mortgage Association Series 722020	3.0000	12/15/43	523,339
1,602,811	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,498,585
2,835,442	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,651,007
1,675,926	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,566,916
2,188,244	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,045,903
1,416,911	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,280,938
2,175,024	Government National Mortgage Association Series 626921	3.0000	03/15/45	1,971,769
7,290,895	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,590,953
4,231,463	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,835,997
2,547,205	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,309,057
2,052,247	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,860,403
1,162,964	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,054,240
1,446,203	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,307,368
1,930,961	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,750,407
906,144	Government National Mortgage Association Series 635153	3.0000	12/20/46	819,129
1,772,692	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,602,500
1,748,912	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,580,968
510,310	Government National Mortgage Association Series BC3027	3.0000	03/15/48	462,604
1,887,178	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,706,046
2,924,224	Government National Mortgage Association Series BE1665	4.0000	05/20/48	2,856,476
2,401,403	Government National Mortgage Association Series	4.0000	09/15/48	2,352,810

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 30.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 23.7% (Continued)
649,961	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	$605,861
769,736	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	717,494
2,529,413	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,478,229
1,765,002	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,729,287
945,691	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	881,527
883,776	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	826,250
				72,975,565
	U.S. TREASURY NOTES — 0.7%
1,000,000	United States Treasury Note	4.3750	05/15/34	1,023,828
1,000,000	United States Treasury Note	4.2500	11/15/34	1,012,539
				2,036,367
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $100,406,557)			93,700,360

Shares		Yield (%)
	SHORT-TERM INVESTMENTS — 14.2%
	U.S. TREASURY BILLS — 4.2%
5,000,000	United States Treasury Bill	3.91	01/06/26	4,998,083
4,000,000	United States Treasury Bill	3.85	01/29/26	3,989,437
4,000,000	United States Treasury Bill	3.64	02/10/26	3,984,690
				12,972,210

See accompanying notes to financial statements.

DGI BALANCED FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.2% (Continued)
	MONEY MARKET FUNDS - 10.0%
30,691,845	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.65%(e)	$30,691,845

	TOTAL SHORT-TERM INVESTMENTS (Cost $43,660,804)	43,664,055

	TOTAL INVESTMENTS - 99.6% (Cost $253,660,563)	$306,676,971
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,304,841
	NET ASSETS - 100.0%	$307,981,812

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor’s Depositary Receipt

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Interest only securities.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2025

ASSETS
Investment securities:
At cost	$253,660,563
At value	$306,676,971
Subscriptions receivable	848,459
Dividends and interest receivable	636,194
Receivable for securities sold	9,036
Reclaims receivable	8,460
Prepaid expenses & other assets	303,833
TOTAL ASSETS	308,482,953

LIABILITIES
Due to custodian	72,004
Redemptions payable	12,413
Advisory fees payable	243,821
Distribution (12b-1) fees payable	885
Transfer agency fees payable	85,951
Administration fees payable	39,084
Accrued expenses and other liabilities	46,983
TOTAL LIABILITIES	501,141

NET ASSETS	$307,981,812

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$228,660,745
Accumulated earnings	79,321,067
NET ASSETS	$307,981,812

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

December 31, 2025

Net Asset Value Per Share:
Class A Shares
Net Assets	$4,890,808
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	381,421
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.82
Maximum offering price per share (maximum sales charge of 3.50%)	$13.29

Class C Shares
Net Assets	$1,223
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	96
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$12.79	(2)

Class I Shares
Net Assets	$8,525
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	662
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.87	(2)

Class P Shares
Net Assets	$185,529,732
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,416,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.87

Class T Shares
Net Assets	$99,936,466
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,765,235
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.87

Class NT Shares
Net Assets	$17,615,058
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,368,721
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.87

(1)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 1.00%.
(2)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2025

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld: $151,169)	$1,384,623
Interest	2,401,415
TOTAL INVESTMENT INCOME	3,786,038

EXPENSES
Investment advisory fees	1,438,971
Distribution (12b-1) fees
Class A	4,604
Class C	6
Transfer agent fees	184,202
Administrative services fees	133,166
Legal fees	47,375
Printing and postage expenses	37,543
Custodian fees	34,186
Audit and tax fees	19,464
Compliance officer fees	15,045
Trustees fees and expenses	13,509
Insurance fees	4,657
Other expenses	9,026
TOTAL EXPENSES	1,941,754

NET INVESTMENT INCOME	1,844,284

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	3,742,994
3,742,994
Net change in unrealized appreciation on:
Investments	15,273,290
15,273,290

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,016,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,860,568

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$1,844,284	$3,453,842
Net realized gain from investments	3,742,994	4,437,337
Net change in unrealized appreciation on investments	15,273,290	17,264,719
Net increase in net assets resulting from operations	20,860,568	25,155,898

DISTRIBUTIONS
Distributions to shareholders
Class A Shares	(44,121)	(24,281)
Class C Shares	(3)	(9)
Class I Shares	(13,975)	(15)
Class P Shares	(2,187,170)	(2,459,926)
Class T Shares	(1,166,756)	(1,313,352)
Class NT Shares	(209,859)	(239,175)
Total distributions to shareholders	(3,621,884)	(4,036,758)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A Shares	2,126,633	1,729,118
Class I Shares	6,959	1,127,984
Class P Shares	2,060,323	3,749,341
Class T Shares	246,058	227,737
Class NT Shares	65,404	52,187
Net asset value of shares issued in reinvestment of distributions:
Class A Shares	17,570	12,608
Class I Shares	13,961	-
Class T Shares	1,741,977	2,150,731
Payments for shares redeemed:
Class A Shares	(449,239)	(131,422)
Class I Shares	(1,200,612)	(38,312)
Class P Shares	(8,299,591)	(19,149,393)
Class T Shares	(4,521,257)	(10,822,404)
Class NT Shares	(928,590)	(1,730,553)
Net decrease in net assets from shares of beneficial interest	(9,120,404)	(22,822,378)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	8,118,280	(1,703,238)

NET ASSETS
Beginning of year/period	299,863,532	301,566,770
End of year/period	$307,981,812	$299,863,532

See accompanying notes to financial statements.

DGI Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
SHARE ACTIVITY
Class A Shares:
Shares Sold	166,421	149,564
Shares Reinvested	1,367	1,086
Shares Redeemed	(35,416)	(11,415)
Net increase in shares of beneficial interest outstanding	132,372	139,235

Class I Shares:
Shares Sold	554	96,149
Shares Reinvested	1,083	-
Shares Redeemed	(93,871)	(3,349)
Net increase/(decrease) in shares of beneficial interest outstanding	(92,234)	92,800

Class P Shares:
Shares Sold	161,339	326,659
Shares Redeemed	(654,988)	(1,642,757)
Net decrease in shares of beneficial interest outstanding	(493,649)	(1,316,098)

Class T Shares:
Shares Sold	19,133	19,769
Shares Reinvested	135,141	184,771
Shares Redeemed	(356,982)	(929,152)
Net decrease in shares of beneficial interest outstanding	(202,708)	(724,612)

Class NT Shares:
Shares Sold	5,077	4,490
Shares Redeemed	(73,633)	(148,538)
Net decrease in shares of beneficial interest outstanding	(68,556)	(144,048)

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A Shares
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period* Ended June 30, 2024
Net asset value, beginning of year/period	$12.12		$11.31	$10.46

Activity from investment operations:
Net investment income (1,2)	0.06		0.12	0.09
Net realized and unrealized gain on investments	0.77		0.84	0.76
Total from investment operations	0.83		0.96	0.85

Distribution to Shareholders from Ordinary Income	(0.13)		(0.15)	-
Total distributions	(0.13)		(0.15)	-

Net asset value, end of year/period	$12.82		$12.12	$11.31

Total return (3)	6.87%		8.55%	8.13%

Net assets, end of year/period (000’s)	$4,891		$3,018	$1,243

Ratio of expenses to average net assets (4)	1.50	%(5)	1.60%	1.55	%(5)

Ratio of net investment income to average net assets (2,4)	0.94	%(5)	0.90%	1.04	%(5)

Portfolio Turnover Rate	0	%(6)	2%	4	%(6)

*	The DGI Balanced Fund Class A shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Annualized.
(6)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class C Shares
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period* Ended June 30, 2024
Net asset value, beginning of year/period	$12.04		$11.27	$10.46

Activity from investment operations:
Net investment income (1,2)	0.01		0.02	0.03
Net realized and unrealized gain on investments	0.77		0.84	0.78
Total from investment operations	0.78		0.86	0.81

Distribution to Shareholders from Ordinary Income	(0.03)		(0.09)	-
Total distributions	(0.03)		(0.09)	-

Net asset value, end of year/period	$12.79		$12.04	$11.27

Total return (3)	6.52%		7.69%	7.74%

Net assets, end of year/period (4)	$1,223		$1,151	$1,077

Ratio of expenses to average net assets (5)	2.25	%(6)	2.35%	2.30	%(6)

Ratio of net investment income to average net assets (2,5)	0.19	%(6)	0.15%	0.29	%(6)

Portfolio Turnover Rate	0	%(7)	2%	4	%(7)

*	The DGI Balanced Fund Class C shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Actual net asset amount.
(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I Shares
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025	Period* Ended June 30, 2024
Net asset value, beginning of year/period	$12.16		$11.33	$10.46

Activity from investment operations:
Net investment income (1,2)	0.04		0.45	0.10
Net realized and unrealized gain on investments	0.82		0.54	0.77
Total from investment operations	0.86		0.99	0.87

Distribution to Shareholders from Ordinary Income	(0.15)		(0.16)	-
Total distributions	(0.15)		(0.16)	-

Net asset value, end of year/period	$12.87		$12.16	$11.33

Total return (3)	7.07%		8.76%	8.32%

Net assets, end of year/period (000’s)	$9		$1,130	$1,084	(4)

Ratio of expenses to average net assets (5)	1.25	%(6)	1.35%	1.30	%(6)

Ratio of net investment income to average net assets (2,5)	1.19	%(6)	1.15%	1.29	%(6)

Portfolio Turnover Rate	0	%(7)	2%	4	%(7)

*	The DGI Balanced Fund Class I shares commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Actual net asset amount.
(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class P Shares
	Six Months Ended December 31, 2025		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,		Year Ended June 30,	Period* Ended June 30,
	(Unaudited)		2025	2024	2023		2022	2021
Net asset value, beginning of year/period	$12.16		$11.33	$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.08		0.13	0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.78		0.86	1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.86		0.99	1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-
Total distributions	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$12.87		$12.16	$11.33	$10.34		$10.33	$11.58

Total return (3)	7.07%		8.76%	11.48%	(1.32)%		10.45%	0.43%

Net assets, end of year/period (000’s)	$185,530		$181,330	$183,886	$182,443		$201,136	$236,301

Ratio of expenses to average net assets (4)	1.25	%(6)	1.35%	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.19	%(6)	1.15%	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	2%	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class P shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class T Shares
	Six Months Ended December 31, 2025		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,		Year Ended June 30,	Period* Ended June 30,
	(Unaudited)		2025	2024	2023		2022	2021
Net asset value, beginning of year/period	$12.16		$11.33	$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.08		0.13	0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.78		0.86	1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.86		0.99	1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-
Total distributions	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$12.87		$12.16	$11.33	$10.34		$10.33	$11.58

Total return (3)	7.07%		8.76%	11.48%	1.32%		(10.45)%	0.43%

Net assets, end of year/period (000’s)	$99,936		$96,905	$98,515	$97,828		$108,581	$130,443

Ratio of expenses to average net assets (4)	1.25	%(6)	1.35%	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.19	%(6)	1.15%	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	2%	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class T shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class NT Shares
	Six Months Ended December 31, 2025		Year Ended June 30,	Year Ended June 30,	Year Ended June 30,		Year Ended June 30,	Period* Ended June 30,
	(Unaudited)		2025	2024	2023		2022	2021
Net asset value, beginning of year/period	$12.16		$11.33	$10.34	$10.33		$11.58	$11.53

Activity from investment operations:
Net investment income (1,2)	0.08		0.13	0.14	0.16		0.08	0.03
Net realized and unrealized gain/(loss) on investments	0.78		0.86	1.02	(0.03)		(1.28)	0.02
Total from investment operations	0.86		0.99	1.16	0.13		(1.20)	0.05

Distribution to Shareholders from Ordinary Income	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-
Total distributions	(0.15)		(0.16)	(0.17)	(0.12)		(0.05)	-

Net asset value, end of year/period	$12.87		$12.16	$11.33	$10.34		$10.33	$11.58

Total return (3)	7.07%		8.76%	11.48%	1.32%		(10.45)%	0.43%

Net assets, end of year/period (000’s)	$17,615		$17,480	$17,921	$18,840		$21,189	$25,386

Ratio of expenses to average net assets (4)	1.25	%(6)	1.35%	1.30%	1.31	%(5)	1.40%	1.17	%(6)

Ratio of net investment income to average net assets (2,4)	1.19	%(6)	1.15%	1.29%	1.58%		0.68%	2.10	%(6)

Portfolio Turnover Rate	0	%(7)	2%	4%	2%		3%	0	%(7)

*	The DGI Balanced Fund Class NT shares commenced operations on May 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.
(5)	Excludes the reversal of tax expenses accrued during the fiscal year ended June 30, 2022. Had this reversal been included, the ratio of expenses to average net assets would have been 1.16% for the fiscal year ended June 30, 2023.
(6)	Annualized.
(7)	Not Annualized.

See accompanying notes to financial statements.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2025

1. ORGANIZATION

The DGI Balanced Fund (the “Fund”) is a diversified series of shares of beneficial interest of DGI Investment Trust (the “Trust”), a collective investment trust formed and organized under the laws of the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) pursuant to a certain Deed of Constitution of Trust, dated January 28, 2021, as amended and restated from time to time (the “Deed of Trust”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class A, Class C, Class I, Class P, Class T, and Class NT shares. The Fund commenced investment operations for Class P, Class T, and Class NT shares on May 23, 2021. Class A, Class C, and Class I shares commenced investment operations on December 6, 2023. The Fund’s investment objective is to seek long-term capital appreciation and current income. Investment in the Fund is intended for residents of Puerto Rico.

Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Fund’s assets will be valued based upon market quotations when such quotations are available. A security listed or traded on any exchange in the United States will be valued at its last sales price on the principal exchange on which it is traded prior to the time the assets of the Fund are valued. If no sale is reported at that time or the security is traded in the over-the-counter (“OTC”) market, the most recent bid will be used for purposes of the valuation. Assets for which market quotations are not readily available will be valued at fair value as determined in good faith by the Fund’s investment adviser, pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. These prices may change depending on market conditions.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Fund’s assets and liabilities measured at fair value:

DGI Balanced Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$2,303,620	$-	$-	$2,303,620
Exchange Traded Funds	166,941,523	-	-	166,941,523
Collateralized Mortgage Obligations	-	67,413	-	67,413
U.S. Government & Agencies	-	93,700,360	-	93,700,360
Short-Term Investments	30,691,845	12,972,210	-	43,664,055
Total	$199,936,988	$106,739,983	$-	$306,676,971

*	Refer to the Schedule of Investments for classification.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

Dividends and Distributions – The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions will be reinvested in shares of the Fund, unless otherwise directed by the shareholder. Generally, distributions within taxable accounts are taxable events for shareholders whether the distributions are received in cash or reinvested.

Dividends consisting of Ordinary Dividends to individual shareholders will be distributed net of the 15% tax imposed by the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”), which will be automatically withheld at source by the Fund. All dividend distributions by the Fund to a tax advantaged account, such as a Puerto Rico tax-qualified retirement plan or IRA account, will be made on a gross basis, without any tax withholding, and will be reinvested automatically in shares of the Fund. Such distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S. federal income taxes and the passive foreign investment company (“PFIC”) rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes on dividends received from the Fund.

Taxation – The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of December 31, 2025, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes filed for the fiscal years 2022 to 2024, or expected to be filed in 2025. The Fund recognizes interest and penalties, if any, on the Statement of Operations. For the six months ended December 31, 2025, the Fund did not incur any interest or penalties.

Cash – The Fund considers its investment in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Net Asset Value – The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the asset value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2025, the aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments) were $0 and $12,891,265, respectively. For the six months ended December 31, 2025, the aggregate purchases and sales of U.S. Government securities were $0 and $13,153,239, respectively.

The Fund is subject to the risks of investing in equity securities. Equity securities are subject to changes in value, and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The Fund may invest in smaller companies, which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. The Fund may also invest in large-cap stocks, which as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. The Fund may also invest in investment companies and exchange-traded funds (“ETFs”),

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

which may not achieve their investment objectives or execute their investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares.

The Fund may also invest in mortgage- and asset-backed securities, which are subject to credit and interest rate risks, as well as extension and prepayment risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. Moreover, to the extent the Fund invests in FHA/VA Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The Fund may also invest in debt securities, which are subject to similar risks. For instance, increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. The Fund may invest in corporate debt securities, which are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. Furthermore, issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest. The Fund only invests in investment grade securities; however, the Fund will not be required to dispose of a debt that has its rating downgraded subsequent to the Fund’s purchase.

The Fund may invest in U.S. government obligations, which have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

In the event that the Fund invests a significant portion of its assets in the Commonwealth of Puerto Rico (“Puerto Rico”), the Fund would be more susceptible to factors adversely affecting Puerto Rico. Puerto Rico’s economy suffered a severe and prolonged recession from 2007 to 2017, with real gross national product contracting approximately 15% during this period. Since 2017, Puerto Rico and several of its instrumentalities have entered debt-restructuring proceedings under Titles III and VI of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”). Having restructured most of its debts, Puerto Rico emerged from its Title III restructuring with a plan of adjustment that was confirmed by the court on January 18, 2022. However, the Puerto Rico Electric Power Authority, one of the largest Title III debt-restructurings, has not yet emerged from bankruptcy under PROMESA. Puerto Rico is also susceptible to hurricanes, major storms and earthquakes that affect the local economy and its population has declined over the past decade. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Overall, the value of stocks and other securities can be highly volatile, and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political, or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, conflicts or social unrest) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Oriental Trust (the “Adviser”), a separately identifiable division of Oriental Bank, acts as investment adviser to the Fund under an investment advisory agreement (the “Advisory Agreement”) with the Fund. Under the Advisory Agreement, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.93% of its average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,438,971 in advisory fees for the six months ended December 31, 2025.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended December 31, 2025, $4,604 and $6 of 12b-1 fees were accrued for Class A shares and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. For the six months ended December 31, 2025, the Distributor received $43,129 in underwriting commissions for sales of Class A shares, of which none was retained by the principal underwriter for Class A shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Pursuant to a separate servicing agreement with Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, the Fund pays UFS fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor and UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended December 31, 2025, the independent directors received $14,625 in fees.

5. TAX INFORMATION

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund will be treated as a PFIC under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S. federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The Fund has adopted ASU 2023-09 for the year ended December 31, 2025, and concluded that the application of this guidance did not have an impact on its financial statements.

DGI Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

6. TAX COMPONENTS OF CAPITAL

The tax attributes of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024, were as follows:

	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024
Ordinary Income	$4,036,758	$4,748,136
Long-Term Capital Gain	-	-
Return of Capital	-	-
Total	$4,036,758	$4,748,136

The Fund’s net investment income and net realized gain (loss) on investments reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for paydowns from mortgage-backed securities, as follows:

2025
Net investment income per statement of operations	$3,453,842
Reclassification of realized loss on securities’ paydown for tax purposes	165,844
Distributable net investment income for tax purposes	$3,619,686

Net realized gain on investments per statement of operations	$4,437,337
Reclassification of realized loss on securities’ paydown for tax purposes	(165,844)
Net realized gain on investments for tax purposes	$4,271,493

The undistributed net investment income and accumulated net realized gain on investments (tax basis) at June 30, 2025, was as follows:

2025
Undistributed net investment income, beginning of the year	$1,862,043
Net investment income for the year	3,619,686
Distributions	(4,036,758)
Undistributed net investment income, end of the year	$1,444,971

Accumulated net realized gain on investments, beginning of the year	$17,118,452
Net realized gain on investments for the year, tax basis	4,271,493
Distributions	-
Undistributed realized gain, end of the year, tax basis	$21,389,945

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of December 31, 2025, Pershing, holding shares for the benefit of others in nominee name, held approximately 99.5% of the voting securities of the Fund.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

DGI Balanced Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISER

Oriental Trust

254 Munoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DGI Investment Trust

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	3/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ramon Rosado-Linera
Ramon Rosado-Linera, Principal Executive Officer/President

Date	3/9/26

By (Signature and Title)

/s/ Maritza Arizmendi Diaz
Maritza Arizmendi Diaz, Principal Financial Officer/Treasurer

Date	3/9/26